CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 442,588	$ 338,301	$ 265,945
Change in foreign currency translation adjustment	(13,355)	13,810	(27,582)
Available-for-sale investments:
Change in net unrealized gains (losses)	919	18,029	(33,319)
Less - reclassification adjustment for net gains (losses) realized and included in net income	(423)	12,271	419
Net change (net of tax effect of $(342), $(4,130) and $4,483)	496	30,300	(32,900)
Cash flow hedges:
Change in unrealized losses	(3,621)	(5,300)	(18,223)
Less - reclassification adjustment for net gains realized and included in net income	4,520	13,335	7,189
Net change (net of tax effect of $10, $(1,096) and $1,505)	899	8,035	(11,034)
Total other comprehensive income (loss)	(11,960)	52,145	(71,516)
Comprehensive income	$ 430,628	$ 390,446	$ 194,429